27. REVENUE (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfRevenueLineItems [Line Items]
Revenue	$ 50,347	$ 25,110	$ 7,106
Generation
DisclosureOfRevenueLineItems [Line Items]
Revenue	9,560	4,609	2,418
Generation | Sales of energy to the SPOT Market
DisclosureOfRevenueLineItems [Line Items]
Revenue	5,546	2,411	1,050
Generation | Sales of energy by contract
DisclosureOfRevenueLineItems [Line Items]
Revenue	3,965	2,187	1,357
Generation | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	49	11	11
Distribution
DisclosureOfRevenueLineItems [Line Items]
Revenue	24,339	13,079	3,802
Distribution | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	0	9	0
Distribution | Energy sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	24,170	12,952	3,721
Distribution | Right of use of poles
DisclosureOfRevenueLineItems [Line Items]
Revenue	131	99	76
Distribution | Connection and reconnection charges
DisclosureOfRevenueLineItems [Line Items]
Revenue	38	19	5
Oil and gas
DisclosureOfRevenueLineItems [Line Items]
Revenue	8,831	4,863	848
Oil and gas | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	560	117	0
Oil and gas | Oil, Gas and liquid sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	8,271	4,746	848
Holding and others
DisclosureOfRevenueLineItems [Line Items]
Revenue	388	52	38
Holding and others | Other sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	5	2	1
Holding and others | Administrative services sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	383	50	37
Petrochemicals
DisclosureOfRevenueLineItems [Line Items]
Revenue	7,229	2,507	0
Petrochemicals | Petrochemicals sales
DisclosureOfRevenueLineItems [Line Items]
Revenue	$ 7,229	$ 2,507	$ 0